Document and Entity Information	Nov. 20, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001637913
Document Type	8-K
Document Period End Date	Nov. 20, 2019
Entity Registrant Name	Milacron Holdings Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-37458
Entity Tax Identification Number	80-0798640
Entity Address, Address Line One	10200 Alliance Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45242
City Area Code	(513)
Local Phone Number	487-5000
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	MCRN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false